Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 14 – Income taxes

United States

KNOREX US was incorporated in the State of Delaware and holds its operation in the state of California. KNOREX US is subject to a federal income tax rate of 21% and California income tax rate of 8.84%.

Singapore

KNOREX SG is incorporated in Singapore and is subject to Singapore income tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first US$7,415 (S$10,000) taxable income and 50% of the next US$140,887 (S$190,000) taxable income are exempted from income tax.

Vietnam

The Company’s subsidiary operating in Vietnam is subject to the Vietnam Income Tax at a standard income tax rate of 20%.

Other Countries

The Company’s other subsidiaries with operations in other countries (Malaysia, Thailand, Australia, India, and China) are insignificant to its operations for the year ended December 31, 2025, 2024 and 2023.

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	US$	US$	US$
U.S. loss	$(2,783,583)	$(1,741,678)	$(3,843,380)
Foreign loss	(8,657,975)	(4,083,710)	(4,088,153)
Total loss before income taxes	$(11,441,558)	$(5,825,388)	$(7,931,533)

The provision for income taxes consisted of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	US$	US$	US$
Current
Federal	$-	$-	$-
State	22,838	16,671	6,775
Foreign	77,664	41,552	26,464
Deferred
Federal	-	-	-
State	-	-	-
Foreign	3,114
Provision for income taxes	$103,616	$58,223	$33,239

The following tables reconcile U.S. statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2025
	$	%
Benefit for income taxes at U.S. federal statutory rate	$2,400,896	21.0%
State and local income taxes, net of federal benefit	800,909	7.0
Tax rate differential outside of U.S.	(1,152,160)	(10.1)
Change in valuation allowance	(1,962,095)	(17.2)
Tax effect of capitalized software development costs deduction	(134,955)	(1.1)
Tax effect of non-deductible expenditure	(92,381)	(0.8)
Tax effect of non-taxable income	36,170	0.3
Total tax provision and effective tax rate	$(103,616)	(0.9)%

	For the Year Ended December 31, 2024
	$	%
Provision for income taxes at U.S. federal statutory rate	$1,222,399	21.0%
State and local income taxes, net of federal benefit	407,777	7.0
Tax rate differential outside of U.S.	(506,156)	(8.6)
Change in valuation allowance	(993,753)	(17.1)
Tax effect of capitalized software development costs deduction	(126,649)	(2.2)
Tax effect of deferred offering costs deduction	(88,049)	(1.5)
Tax effect of non- deductible expenditure	(28,755)	(0.5)
Tax effect of non- taxable income	54,963	0.9
Total tax provision and effective tax rate	$(58,223)	(1.0)%

	For the Year Ended December 31, 2023
	$	%
U.S. federal statutory rate	$1,665,622	21.0%
State and local income taxes, net of federal benefit	555,207	7.0
Tax rate differential outside of U.S.	(392,061)	(4.9)
Change in valuation allowance	(1,627,630)	(20.5)
Tax effect of capitalized software development costs deduction	(16,260)	(0.2)
Tax effect of deferred offering costs deduction	(79,157)	(1.0)
Tax effect of non- deductible expenditure	(140,943)	(1.8)
Tax effect of non- taxable income	1,983	0.0
Total tax provision and effective tax rate	$(33,239)	(0.4)%

The following table sets forth the significant components of the aggregate deferred tax assets of the Company:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Deferred Tax Assets
Net operating loss carryforwards – U.S.	$6,821,392	$5,575,673
Net operating loss carryforwards – Singapore	4,605,688	3,886,272
Net operating loss carryforwards – Other counties	714,248	718,791
Less: valuation allowance	(12,141,328)	(10,180,736)
Deferred tax assets, net	$-	$-

As of December 31, 2025 and 2024, the Company had net operating losses carry forward of approximately US$24.4 million and US$19.9 million, respectively, from the Company’s U.S. subsidiaries. The net operating losses can be carried forward indefinitely. Due to the Company’s U.S. subsidiaries have been operating at losses, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately US$6.5 million and US$5.6 million related to U.S. subsidiary as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company and its Singapore subsidiary had net operating losses carry forward of approximately US$27.0 million and US$23.9 million, respectively, from the Company and its Singapore subsidiary. The net operating losses from the Company and its Singapore subsidiary can be carried forward indefinitely. Due to the Company and its Singapore subsidiary have been operating at losses, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately US$4.2 million and US$3.9 million related to the Company and its Singapore subsidiary as of December 31, 2025 and 2024, respectively.

The following is a supplemental schedule of cash paid for income taxes:

	Year Ended December 31,
	2025	2024	2023
Cash paid during the period for income taxes, net of refunds:
Federal	$—	$—	$—
State and local	27,341	13,110	7,022
Foreign	60,452	16,415	26,217
Total cash paid during the period for income taxes	$87,793	$29,525	$33,239

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended December 31, 2025, 2024 and 2023.